Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss):

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Northeast G&P
Contingency gain settlement (1)	$—	$—	$(154)
Net gain related to partial acreage dedication release	—	—	(12)
Atlantic-Gulf
Amortization of regulatory assets associated with asset retirement obligations	33	33	33
Accrual of regulatory liability related to overcollection of certain employee expenses	25	20	14
Project development costs related to Constitution (Note 4)	28	—	—
Gain on asset retirement	(11)	—	—
West
Loss related to sale of certain assets	—	—	10
NGL & Petchem Services
Loss on sale of Canadian operations (Note 3)	34	—	—
Net foreign currency exchange (gains) losses (2)	10	(10)	(3)

__________

(1)
In November 2014, we settled a claim arising from the resolution of a contingent gain related to claims associated with the purchase of a business in a prior period. Pursuant to the settlement, we received $154 million in cash, all of which was recognized as a gain in the fourth quarter of 2014.

(2)
Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 3 – Divestiture).

Restructuring and Related Costs [Table Text Block]	Amounts by segment are as follows:

Year Ended December 31, 2016
(Millions)
Northeast G&P	$3
Atlantic-Gulf	8
West	13
NGL & Petchem Services	4
Other	9